Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2018	Mar. 31, 2018
Derivative Instruments and Hedging Activities [Abstract]
Gross balances of derivative assets, not subject to enforceable master netting arrangements or similar agreements	¥ 197	¥ 150
Gross balances of derivative liabilities, not subject to enforceable master netting arrangements or similar agreements	320	276
Cash collateral receivables against net derivative liabilities	1,314	1,201
Cash collateral payables against net derivative assets	1,868	1,838
Cash collateral receivables, not being offset against net derivatives	179	167
Cash collateral payables, not being offset against net derivatives	¥ 486	¥ 391